UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 185.6% ¤
MUNICIPAL BONDS & NOTES 183.4%
ALABAMA 7.3%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (e)	$3,000	$3,413
5.000% due 09/01/2036 (e)	3,000	3,402
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	750	878
0.000% due 10/01/2050 (d)	15,000	12,827
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,400	2,806

		23,326

ALASKA 1.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	900	61
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	3,280	3,399

		3,460

ARIZONA 2.3%
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,561
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	792
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (e)	5,000	5,040

		7,393

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (c)	5,500	2,622

CALIFORNIA 20.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	3,057
5.000% due 10/01/2042	3,255	3,461
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,437
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,279
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
6.125% due 06/01/2038	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,000	2,063
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,617
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,140	1,272
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	1,180	1,182
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	3,200	3,266
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	2,025
5.500% due 03/01/2040	500	524
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,310	2,403
6.750% due 02/01/2038	8,485	8,834
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,086
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	370	394
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,078
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	1,405	1,715

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,000	2,460
Orange County, California Airport Revenue Bonds, Series 2009
5.250% due 07/01/2039	5,000	5,128
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,741
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025 (c)	2,000	1,388

		64,411

COLORADO 4.6%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	1,500	1,540
Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048 (e)	10,000	10,047
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	467
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	673
Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010
5.375% due 06/01/2031	400	419
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,534

		14,680

CONNECTICUT 2.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,238
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,638

		7,876

DISTRICT OF COLUMBIA 1.4%
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
5.682% due 08/01/2037	2,000	2,000
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	2,500	2,547

		4,547

FLORIDA 1.2%
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	165	171
Miami-Dade County, Florida School Board Foundation, Inc., Certificates of Participation Bonds, (AGC Insured), Series 2009
5.375% due 02/01/2034	1,250	1,265
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,006
Tender Option Bond Trust Receipts/Certificates, Florida Revenue Bonds, Series 2009
11.760% due 10/01/2034 (f)	1,335	1,334

		3,776

GEORGIA 4.4%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,200	3,096
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	2,000	1,944
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,234

		14,274

HAWAII 0.5%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018
4.000% due 07/01/2042	1,485	1,516

ILLINOIS 13.3%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,012
Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,875
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,547
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,223
5.500% due 01/01/2034	2,300	2,464
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,294
Illinois Finance Authority Revenue Bonds, Series 2009
7.125% due 11/15/2037	400	413

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (e)	3,000	3,043
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	1,250	1,250
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	2,500	2,622
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	1,996
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	7,392
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	6,500	1,885
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	461
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	3,500	3,915

		42,392

INDIANA 0.7%
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,011
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,130	1,244

		2,255

IOWA 0.9%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	7
5.400% due 11/15/2046 ^	2,836	2,940

		2,947

KANSAS 1.3%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	1,000	1,042
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	779	175
University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	3,085	3,072

		4,289

KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,070

LOUISIANA 2.4%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	4,000	4,055
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	805
6.500% due 11/01/2035	400	433
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,223

		7,516

MARYLAND 0.7%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,500	1,593
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	707

		2,300

MASSACHUSETTS 3.5%
Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (e)	4,000	4,132
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	815
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (c)(g)	103	21
6.250% due 11/15/2039	388	400
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	2,300	2,328
5.000% due 01/01/2047	1,000	1,067
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
4.000% due 07/01/2041	1,000	1,006
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,500	1,531

		11,300

MICHIGAN 5.2%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (e)	3,000	3,053
5.000% due 12/01/2031 (e)	1,200	1,370
5.000% due 12/01/2046 (e)	2,400	2,646
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (e)	1,000	1,101
5.000% due 10/15/2051 (e)	1,500	1,641
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (e)	5,000	4,974
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,508
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	15,000	457

		16,750

MINNESOTA 1.0%
Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048 (a)	1,500	1,518
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	1,500	1,541

		3,059

MISSOURI 2.0%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 06/01/2048	2,435	2,414
4.000% due 11/15/2048	3,000	2,989
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2026	915	917
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	90	92

		6,412

NEVADA 1.6%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	4,200	4,246
Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	10,500	830

		5,076

NEW JERSEY 10.3%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	2,000	2,015
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,648
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	18,170
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	553
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,218
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	1,500	765
New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,017
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	270
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	4,000	4,226

		32,882

NEW MEXICO 2.4%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,062
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2009
5.000% due 08/01/2039	6,400	6,563

		7,625

NEW YORK 28.8%
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,000	3,000
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	15,500	16,501
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,275

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	1,137	193
6.700% due 01/01/2049	3,150	3,331
New York City Transitional Finance Authority Future Tax Secured Revenue, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (e)	9,000	9,172
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (e)	4,000	4,074
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	3,000	3,059
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047	1,500	1,516
New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045 (e)	4,800	5,406
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,751
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	10,000	10,686
New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	12,170
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	8,057
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,041
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	3,713
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	3,000	3,067

		92,012

OHIO 10.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,001
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	955	947
5.875% due 06/01/2047	11,600	11,600
6.500% due 06/01/2047	9,280	9,466
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	4,000	4,000
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,070
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,419

		33,503

OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,500	1,656

OREGON 0.8%
Oregon Health & Science University Revenue Bonds, Series 2009
5.750% due 07/01/2039	2,000	2,056
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	600	612

		2,668

PENNSYLVANIA 9.1%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2047	2,500	2,445
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	3,250	3,298
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2009
5.250% due 06/01/2039	5,000	5,108
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	1,100	1,142
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	350	364
6.000% due 07/01/2043	500	533
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	2,000	2,073
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,385
5.625% due 07/01/2042	1,000	1,070
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	7,000	7,049
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	504

		28,971

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	3,000	3,398

RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,280
5.000% due 06/01/2050	1,000	1,043

		2,323

SOUTH CAROLINA 2.7%
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,321
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,267
5.500% due 12/01/2053	1,100	1,180

		8,768

TENNESSEE 4.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,356
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2025 (c)	1,000	689
0.000% due 12/01/2026 (c)	1,000	649
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	5,000	5,620
Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,599

		14,913

TEXAS 20.0%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,230
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	5,949
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2048	1,060	1,075
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	310
4.000% due 08/15/2035 (e)	800	824
4.000% due 08/15/2036 (e)	600	614
4.000% due 08/15/2037 (e)	900	916
4.000% due 08/15/2040 (e)	900	907
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	4,200	4,229
5.500% due 12/15/2038	4,200	4,231
North Texas Tollway Authority Revenue Bonds, Series 2009
5.250% due 01/01/2044	3,000	3,021
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,888
5.500% due 09/01/2041	600	656
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	271
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	4,000	4,021
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (e)	6,400	6,417
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	550
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
8.020% due 08/01/2039 (f)	1,000	1,046
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	3,920
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,500	7,479
Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (e)	3,200	3,243
Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (e)	4,000	4,118
5.000% due 04/15/2049 (a)	3,000	3,421
Trinity River Authority Central Regional Wastewater System, Texas Revenue Bonds, Series 2018
4.000% due 08/01/2038	1,000	1,030
Uptown Development Authority, Texas Tax Allocation Bonds, Series 2009
5.500% due 09/01/2029	1,000	1,031

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	550

		63,947

U.S. VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	2,000	2,007
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	969

		2,976

UTAH 3.7%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	7,736
Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	4,000	4,032

		11,768

VIRGINIA 1.6%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,022
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	3,850	3,949

		4,971

WASHINGTON 3.6%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2041 (e)	3,600	3,692
Tender Option Bond Trust Receipts/Certificates, Washington General Obligation Bonds, Series 2009
11.000% due 02/01/2034 (f)	6,670	6,873
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	700	724
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	256

		11,545

WEST VIRGINIA 0.8%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,026
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	1,500	1,528

		2,554

WISCONSIN 2.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	3,066
7.000% due 07/01/2048	750	780
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	500	508
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	2,000	2,000

		6,354

Total Municipal Bonds & Notes (Cost $554,707)		586,081

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (h) 2.2%
		6,920

Total Short-Term Instruments (Cost $6,920)		6,920

Total Investments in Securities (Cost $561,627)		593,001

Total Investments 185.6% (Cost $561,627)		$593,001
Preferred Shares (59.5)%		(190,000)
Other Assets and Liabilities, net (26.1)%		(83,444)

Net Assets Applicable to Common Shareholders 100.0%		$319,557

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate.

(f)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2018.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	5.500%	11/15/2056	07/20/2007	$3	$21	0.00%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$6,920	U.S. Treasury Bonds 3.625% due 02/15/2044	$(7,062)	$6,920	$6,921

Total Repurchase Agreements						$(7,062)	$6,920	$6,921

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$23,326	$0	$23,326
Alaska	0	3,460	0	3,460
Arizona	0	7,393	0	7,393
Arkansas	0	2,622	0	2,622
California	0	64,411	0	64,411
Colorado	0	14,680	0	14,680
Connecticut	0	7,876	0	7,876
District of Columbia	0	4,547	0	4,547
Florida	0	3,776	0	3,776
Georgia	0	14,274	0	14,274
Hawaii	0	1,516	0	1,516
Illinois	0	42,392	0	42,392
Indiana	0	2,255	0	2,255
Iowa	0	2,947	0	2,947
Kansas	0	4,289	0	4,289
Kentucky	0	1,070	0	1,070
Louisiana	0	7,516	0	7,516
Maryland	0	2,300	0	2,300
Massachusetts	0	11,300	0	11,300
Michigan	0	16,750	0	16,750
Minnesota	0	3,059	0	3,059
Missouri	0	6,412	0	6,412
Nevada	0	5,076	0	5,076
New Jersey	0	32,882	0	32,882
New Mexico	0	7,625	0	7,625
New York	0	92,012	0	92,012
Ohio	0	33,503	0	33,503
Oklahoma	0	1,656	0	1,656
Oregon	0	2,668	0	2,668
Pennsylvania	0	28,971	0	28,971
Puerto Rico	0	3,398	0	3,398
Rhode Island	0	2,323	0	2,323
South Carolina	0	8,768	0	8,768
Tennessee	0	14,913	0	14,913
Texas	0	63,947	0	63,947
U.S. Virgin Islands	0	2,976	0	2,976
Utah	0	11,768	0	11,768
Virginia	0	4,971	0	4,971
Washington	0	11,545	0	11,545
West Virginia	0	2,554	0	2,554
Wisconsin	0	6,354	0	6,354
Short-Term Instruments
Repurchase Agreements	0	6,920	0	6,920

Total Investments	$0	$593,001	$0	$593,001

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
TBA	To-Be-Announced

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018